Jul. 08, 2025
Invesco Global Equity Net Zero ETF
Investment Objective
The Invesco Global Equity Net Zero ETF (the “Fund”) seeks long-term total return.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.19%

Other Expenses[1]	None

Total Annual Fund Operating Expenses	0.19

[1] “Other Expenses” are based on estimated amounts for the current fiscal year.
Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$19	$61

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that have or seek to have a positive impact on the carbon economy through their current and/or planned efforts to reduce global greenhouse gas (“GHG”) emissions, which, in turn, are anticipated to contribute to the overall transition to a “net zero” economy (“Net Zero Committed Companies”), all as determined by the Fund’s sub-adviser, Invesco Advisers, Inc. (the “Sub-Adviser”), through the process described below. The “carbon economy” refers to an economy based on low carbon energy sources with minimal GHG emissions, and “net zero” refers to the goal of either eliminating the production of GHG emissions or offsetting the production of GHG emissions with an equal reduction in GHG emissions. Under normal market conditions, the Fund selects its investments primarily from a universe of large and mid-capitalization companies in developed and emerging market countries. Under normal market conditions, the Fund will invest in securities of companies in at least three different countries (one of which may be the United States) and may invest up to 30% of its net assets in securities of companies located in emerging market countries, i.e. those that are generally in the early stages of their industrial cycles. Currently, emerging market countries include Brazil, Chile, China, Colombia, Czech
Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. The Fund may invest in securities of companies in all economic sectors, and at times, may have substantial exposure to a particular sector.
In constructing the portfolio, the Sub-Adviser analyzes the metrics described below to identify companies for inclusion in the Fund’s portfolio. It first conducts a forward-looking proprietary assessment to select companies from the investment universe that meet the characteristics of Net Zero Committed Companies. As part of this proprietary assessment, the Sub-Adviser considers whether a company has one or more of the following characteristics, which in the Sub-Adviser’s view signify a commitment to achieving a “net zero” economy: (i) a long-term goal consistent with achieving net zero emissions by the year 2050, (ii) short- or medium-term emissions reduction targets, (iii) indications that current emissions intensity performance meets its previously-set targets, (iv) public disclosure of its most material carbon emissions, (v) a quantified plan setting out measures used to meet GHG reduction targets, and (vi) capital expenditures that are clearly consistent with the goal of achieving net zero emissions. A company that, in the view of the Sub-Adviser, meets one or more of these characteristics, including in all instances meeting characteristic (i), is considered a “Net Zero Committed Company” and is selected for potential inclusion in the portfolio, subject to the investment process described below.
Second, the Sub-Adviser assesses the selected Net Zero Committed Companies based on certain environmental and social screens. Such screens are designed to exclude from the Fund’s portfolio companies that have a specified level of involvement in the tobacco production industry, any involvement in the controversial weapons industry (including, but not limited to, cluster bombs, landmines, chemical and biological weapons, depleted uranium weapons, blinding laser weapons, incendiary weapons, and/or non-detectable fragments), or if, based on the Sub-Adviser’s assessment, they do not comply with United Nations (“UN”) Global Compact principles (whether or not the company has signed on to the UN Global Compact itself). The principles of the UN Global Compact represent a set of values that the UN believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, the environment and anti-corruption. In applying these screens to the selected Net Zero Committed Companies, the Sub-Adviser uses a proprietary screening tool, as well as, and in combination with, certain data provided by a third-party data provider. As of the date of this prospectus, the Sub-Adviser receives such data provided by MSCI ESG Research (“MSCI”). The proprietary screening tool excludes issuers from the investment universe in which the Fund may invest that do not meet the Sub-Adviser's investment criteria. Such screens are based on issuers’ involvement in the tobacco production industry and the controversial weapons industry and their compliance with UN Global Compact principles. MSCI collects data about companies’ revenues from the production and distribution of tobacco, their support of the tobacco industry and their revenues from, or involvement with, the controversial weapons industry. The proprietary screening tool relies on this MSCI data in order to assess companies for inclusion in the portfolio. Both the proprietary screening tool and the third-party data provider are continuously assessed and reviewed by the Sub-Adviser for screening outcomes. The third-party vendor used by the Sub-Adviser, as well as the number of vendors used, is subject to change over time.
After applying these environmental and social screens, the Sub-Adviser further assesses the remaining Net Zero Committed Companies selected for the Fund’s portfolio based on their current GHG emissions intensity, a measurement of a company’s Scope 1 and Scope 2 emissions relative to its revenues (“GHG Intensity”). The Sub-Adviser’s assessments of a company’s GHG emissions and revenues are based on data received from a third-party data provider. As of the date of this prospectus, the Sub-Adviser receives such data from ISS Climate Solution (“ISS”). Scope 1 emissions are direct GHG emissions that occur from sources that are controlled or owned by a company. Scope 2 emissions are indirect GHG emissions generated in the production of electricity consumed by the company. ISS collects, reviews and analyzes the Scope 1 and Scope 2 carbon emissions data and revenue data of each company, and the Sub-Adviser uses ISS' data to calculate the weighted average of each company's respective scope emissions (CO2 equivalents) per USD million of revenue. Based on this calculation, the Sub-Adviser assigns a GHG Intensity level to each company. The Sub-Adviser weights the Net Zero Committed Companies in the Fund’s portfolio based on their GHG Intensity levels; companies with the lowest GHG Intensity will have greater weights in the portfolio and companies with the highest GHG Intensity will have lower weights.
The Net Zero Committed Companies selected for the portfolio based on the above assessments are also individually evaluated based on the Sub-Adviser’s proprietary multi-factor quantitative investment process, which reviews each such company for value, momentum and quality investment factors, as described below:
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Value: This investment factor aims to capture the potential outperformance of companies that are perceived to be “inexpensive” relative to sector or market averages.
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Momentum: This investment factor aims to capture the potential continued outperformance of those stocks whose historical share price performance or earnings growth have exceeded sector or market averages.
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Quality: This investment factor aims to capture the potential outperformance of stocks that demonstrate a stronger balance sheet relative to sector or market averages.
The Sub-Adviser uses its proprietary multi-factor investment process to further rank the Net Zero Committed Companies in the Fund’s portfolio according to their attractiveness with respect to each of the abovementioned factors, and then looks to give greater weightings to companies with the highest value, momentum and quality rankings. The process uses an equal-risk contribution (“ERC”) weighting scheme, which assigns weights to each factor, so that each factor contributes equally to the portfolio’s overall risk profile. Applying an ERC weighting scheme is different from an equal weighting scheme because ERC weighting seeks to ensure broad factor diversification at any point in time; it aims to diversify risk by reducing exposure to a single factor. Therefore, the resulting portfolio of selected companies does not reflect an equal weighting of the value, momentum, and quality factors, but rather reflects an adjusted weighting that, in the Sub-Adviser’s view, reflects equal contribution to the portfolio’s overall risk profile from each such factor.
While the Sub-Adviser will invest in what it considers to be Net Zero Committed Companies, it is not required to invest in every company that meets the associated criteria. Investing on the basis of carbon emissions criteria is qualitative and subjective by nature. There can be no assurance that every Fund investment will meet carbon emissions criteria, or that will do so at all times, or that the carbon emissions criteria or any judgment exercised by the Sub-Adviser will reflect the beliefs or values of any particular investor. The Sub-Adviser monitors the above characteristics and the decarbonization of the Net Zero Committed Companies in the Fund’s portfolio and determines, on an ongoing basis, based on its proprietary assessment whether the company continues to qualify as a Net Zero Committed Company. The Sub-Adviser will consider selling a security when it no longer meets its investment criteria or if a more attractive alternative is identified. The Fund may forego opportunities to buy or sell certain investments based on its selection criteria, which may affect the Fund’s exposure to those investments. As a result, the Fund’s results may be lower than other funds that do not seek to invest based on environmental and social criteria.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Performance
As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.